Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	333-270107
Entity Registrant Name	Lucas GC Limited
Entity Central Index Key	0001954694
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 5A01, 4th Floor
Entity Address, Address Line Two	Air China Building, Xiaoyun Road
Entity Address, Address Line Three	Sanyuanqiao
Entity Address, City or Town	Chaoyang District
Entity Address, Country	CN
Entity Address, Postal Zip Code	100027
Title of 12(b) Security	Ordinary shares, par value US$0. 000005 per share
Trading Symbol	LGCL
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	78,063,300
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	5395
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York, New York
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Room 5A01, 4th Floor
Entity Address, Address Line Two	Air China Building, Xiaoyun Road
Entity Address, Address Line Three	Sanyuanqiao
Entity Address, City or Town	Chaoyang District
Entity Address, Country	CN
Entity Address, Postal Zip Code	100027
City Area Code	86
Local Phone Number	18500976532
Contact Personnel Name	Howard Lee